Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Personnel expenses
Summary of personnel expenses

	Year Ended December 31,
	2021	2020	2019

	(€ in thousands)
Wages and salaries	11,490	11,568	13,885
Employee stock option plan	304	671	671
Social security contributions	2,391	2,289	2,710
Total	14,185	14,528	17,266